COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Future Minimum Lease Payments for Non-cancellable Operating Leases

Future minimum lease payments for non-cancellable operating leases as of December 31, 2014 are as follows:

	RMB	US$
		(Note 3)
2015	6,321,152	1,018,785
2016	6,241,753	1,005,988
2017	6,223,747	1,003,086
2018	6,223,747	1,003,086
2019	6,223,747	1,003,086
2020	5,186,456	835,905

	36,420,602	5,869,936